COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive Income [Abstract]
Net income	$ 3,042	$ 1,253	$ 1,910
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Currency translation adjustment	(1,440)	(22)	632
Unrealized gain (loss) on derivative financial instruments, net	237	(104)	(63)
Unrealized gain (loss) from available-for-sale securities, net	(12)	12	65
Unrealized Gain (loss) on defined benefit plans, net	(43)	42	(60)
Total Other Comprehensive Income (Loss)	(1,258)	(72)	574
Total comprehensive income	1,784	1,181	2,484
Comprehensive loss attributable to the non-controlling interests	(19)	(14)	(51)
Comprehensive income attributable to Teva	$ 1,803	$ 1,195	$ 2,535